Note 7 - Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Stock Options And Warrants Tables
Summary of the warrant activity

	Number of Warrants	Weighted Average Exercise Price
Outstanding at December 31, 2018:	1,813,053	$2.00
Granted	-	-
Forfeited	-	-
Exercised	-	-
Outstanding at March 31, 2019	1,813,053	$2.00
Exercisable at March 31, 2019	1,813,053	$2.00

	Number of Warrants	Weighted-Average Exercise Price
Outstanding, December 31, 2016	15,550	135.00
Granted	486,351	15.00
Exercised	(501,901)	15.00
Expired	-	-
Outstanding, December 31, 2017	-	-
Granted	1,813,053	2.00
Exercised	-
Expired	-
Outstanding, December 31, 2018	1,813,053	2.00

Exercisable Warrants:
December 31, 2018	1,813,053	2.00
December 31, 2017	-	-

Summary of the stock option activity
	Number of Options	Weighted Average Exercise Price
Outstanding, December 31, 2018	1,133	$1,320.00
Granted	-	-
Exercised	-	-
Expired	-	-
Outstanding, March 31, 2019	1,133	$1,320.00
Exercisable, March 31, 2019	1,133	$1,320.00

	Number of Options	Weighted-Average Exercise Price
Outstanding, December 31, 2016	1,246	1,320.00
Granted	-	-
Exercised	-	-
Expired	-	-
Outstanding, December 31, 2017	1,246	1,320.00
Granted	-	-
Exercised	-	-
Expired	(133)	1,020.00
Outstanding, December 31, 2018	1,113	1,320.00

Exercisable Options:
December 31, 2018	1,113	1,320.00
December 31, 2017	1,246	1,428.00

Summary of outstanding and exercisable stock options
			Outstanding Options						Exercisable Options
	Range of Exercise Prices		Number of Options		Weighted-Average Remaining Contractual Life		Weighted-Average Exercise Price		Number of Options		Weighted-Average Exercise Price
$750.00 to $2,225.00		1,113		0.49		$1,320.00		1,113		$1,320.00